Long-term debt	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Long-term debt	Long-term debt
Long-term debt consists of the following at year-end:

	2021	2020
2027 Notes	$535,986	$553,354
2023 Notes	201,763	216,593
Finance lease obligations	6,139	5,941
Other long-term borrowings	7,509	10,199
Subtotal	751,397	786,087
Discount on 2023 Notes	(687)	(1,147)
Discount on 2027 Notes	(5,960)	(7,358)
Premium on 2023 Notes	254	427
Premium on 2027 Notes	2,613	3,206
Deferred financing costs	(3,659)	(4,641)
Total	743,958	776,574
Current portion of long-term debt	4,741	3,129
Long-term debt, excluding current portion	$739,217	$773,445

2027 and 2023 Notes

The following table presents additional information related to the 2027 and 2023 Notes (the “Notes”):

			Principal as of December 31,
	Annual interest rate	Currency	2021	2020	Maturity
2027 Notes	5.875%	USD	$535,986	$553,354	April 4, 2027
2023 Notes	6.625%	USD	201,763	216,593	September 27, 2023

	Interest Expense (i)			DFC Amortization (i)			Amortization of Premium/Discount, net (i)
	2021	2020	2019	2021	2020	2019	2021	2020	2019
2027 Notes	$32,175	$20,269	$15,569	$758	$402	$299	$805	$133	$—
2023 Notes	13,768	20,882	23,060	224	294	323	287	371	402
(i)These charges are included within “Net interest expense” in the consolidated statements of income.

On September 27, 2013, the Company issued senior notes for an aggregate principal amount of $473.8 million, which are due in 2023 (the “2023 Notes”). Periodic payments of principal are not required and interest is paid semi-annually commencing on March 27, 2014. The Company incurred $3,313 of financing costs related to the cash issuance of 2023 Notes, which were capitalized as deferred financing costs (“DFC”) and are being amortized over the life of the notes.
2027 and 2023 Notes (continued)

On June 1, 2016, the Company launched a cash tender offer to purchase $80,000 of its outstanding 2023 Notes, at a redemption price equal to 98%, which expired on June 28, 2016. The holders who tendered their 2023 Notes prior to June 14, received a redemption price equal to 101%. As a consequence of this transaction, the Company redeemed 16.90% of the outstanding principal. The total payment was $80,800 (including $800 of early tender payment) plus accrued and unpaid interest.

The results related to the cash tender offer and the accelerated amortization of the related DFC were recognized as interest expense within the consolidated statement of income.

Furthermore, on March 16, 2017, the Company launched a second cash tender offer to purchase $80,000 of its outstanding 2023 Notes, at a redemption price equal to 104%, which expired on April 12, 2017. The holders who tendered their 2023 Notes prior to March 29, 2017, received a redemption price equal to 107%. As a consequence of this transaction, the Company redeemed 11.6% of the outstanding principal. The total payment was $48,885 (including $3,187 of early tender payment) plus accrued and unpaid interest. The results related to the second cash tender offer and the accelerated amortization of the related DFC were recognized as interest expense within the consolidated statement of income.

On September 15, 2020 the Company launched an offer to exchange any and all of 2023 Notes for an additional issuance of 2027 Notes that expired on October 13, 2020 (the “expiration date”). The purpose of the exchange offer was to extend the maturity profile of the Company’s long-term debt. The settlement date was on October 15, 2020. Eligible holders who validly tendered their 2023 Notes for exchange prior to September 28, 2020 (the “early participation date”), received $1,055 (expressed as whole number) of 2027 Notes per $1,000 (expressed as whole number) of 2023 Notes at the settlement date. Eligible holders who validly tendered their 2023 Notes for exchange after the early participation date, but on or prior to the expiration date received $1,005 (expressed as whole number) of 2027 Notes per $1,000 (expressed as whole number) of 2023 Notes at the settlement date. In addition, any fractional portion of the 2027 Notes less than $1,000 (expressed as whole number) and accrued and unpaid interest were paid in cash.

As of September 28, 2020, the early participation date, the Company accepted to exchange $126,801 of 2023 Notes, representing 36.43% of the outstanding principal amount of the 2023 Notes. In addition, on October 13, 2020, the Company accepted to exchange $4,675, representing 1.34% of the outstanding principal amount of 2023 Notes. On October 15, 2020, the Company issued $133,668 of 2027 Notes, paid $107.1 for fractional portion and $180.1 for accrued and unpaid interest related to the early participation and $4,686 of 2027 Notes, paid $12.4 for fractional portion and $7.1 for unpaid interest related to the exchange after the early participation date.

From June 2021 to November 2021, the Company repurchased, through open market repurchases, $14,830 of the outstanding principal amount of 2023 Notes at a price equal to 109.45% (equivalent to $16,231) plus accrued and unpaid interests. All repurchased notes were cancelled by November 8, 2021.

On April 2017, the Company issued senior notes for an aggregate principal amount of $265 million, which are due in 2027 (the “2027 Notes”). The proceeds from this issuance of the 2027 Notes were used to repay the Secured Loan Agreement, unwind the related derivative instruments, pay the principal and premium on the 2023 Notes (in connection with the aforementioned second tender offer) and for general purposes. In addition, on September 11, 2020, the Company issued additional 2027 Notes for an aggregate principal amount of $150 million at a price of 102.250%. The proceeds from the second issuance were used mainly to repay short-term indebtedness. Periodic payments of principal are not required, and interest is paid semi-annually commencing on October 4, 2017. The Company incurred $3,001 of financing costs related to the first issuance of 2027 Notes and $2,000 related to the second issuance, which were capitalized as DFC and are being amortized over the life of the notes.

From June 2021 to September 2021, the Company repurchased, through open market repurchases, and cancelled $17,368 of the outstanding principal amount of 2027 Notes at a price equal to 105.74% (equivalent to $18,364) plus accrued and unpaid interest.
2027 and 2023 Notes (continued)

The Notes are redeemable, in whole or in part, at the option of the Company at any time at the applicable redemption price set forth in the indenture governing them. The Notes are fully and unconditionally guaranteed on a senior unsecured basis by certain of the Company’s subsidiaries. The Notes and guarantees (i) are senior unsecured obligations and rank equal in right of payment with all of the Company’s and guarantors’ existing and future senior unsecured indebtedness; (ii) will be effectively junior to all of the Company’s and guarantors’ existing and future secured indebtedness to the extent of the value of the Company’s assets securing that indebtedness; and (iii) are structurally subordinated to all obligations of the Company’s subsidiaries that are not guarantors.

The indenture governing the Notes limits the Company’s and its subsidiaries’ ability to, among other things, (i) create certain liens; (ii) enter into sale and lease-back transactions; and (iii) consolidate, merge or transfer assets. In addition, the indenture governing the 2027 Notes, limits the Company’s and its subsidiaries’ ability to: incur in additional indebtedness and make certain restricted payments, including dividends. These covenants are subject to important qualifications and exceptions. The indenture governing the Notes also provides for events of default, which, if any of them occurs, would permit or require the principal, premium, if any, and interest on all of the then-outstanding Notes to be due and payable immediately.

The 2023 Notes are listed on the Luxembourg Stock Exchange and trade on the Euro MTF Market.

Other required disclosure

At December 31, 2021, future payments related to the Company’s long-term debt are as follows:

	Principal	Interest	Total
2022	$4,739	$45,767	$50,506
2023	204,596	45,449	250,045
2024	2,436	31,869	34,305
2025	663	31,763	32,426
2026	113	31,750	31,863
Thereafter	538,850	17,068	555,918
Total payments	751,397	203,666	955,063
Interest	—	(203,666)	(203,666)
Discount on 2023 Notes	(687)	—	(687)
Discount on 2027 Notes	(5,960)	—	(5,960)
Premium on 2023 Notes	254	—	254
Premium on 2027 Notes	2,613	—	2,613
Deferred financing cost	(3,659)	—	(3,659)
Long-term debt	$743,958	$—	$743,958